Note 21 - Income Taxes - Summary of Components of Earnings Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Domestic	$ (12,672)	$ (9,436)
Foreign	293	362
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (12,379)	$ (9,074)